UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [ ] is a restatement. [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Michael F. Price
Address:       c/o MFP Investors LLC
               667 Madison Ave.
               25th Floor
               New York, New York 10065

13F File Number:  28-13081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael F. Price
Title:         Investment Manager
Phone:         (212) 752-7280

Signature, Place, and Date of Signing:

/s/ Michael F. Price          New York, NY           2/11/11
--------------------          -------------          -------
     [Signature]              [City, State]           Date

Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
                                            ---

Form 13F Information Table Entry Total:     110
                                            ---

Form 13F Information Table Value Total:     $592,710
                                            ----------
                                            (thousands)

List of Other Included Managers:

1     MFP Investors LLC

                                                                                             INVEST-
                                                                                              MENT    OTHER
                                    TITLE OF                  VALUE     SHRS OR   SH/  PUT/  DISCRE-  MANA-      VOTING AUTHORITY
NAME OF ISSUER                       CLASS          CUSIP    (x$1000)   PRN AMT   PRN  CALL   TION    GERS     SOLE     SHARED  NONE
------------------------------  ----------------  ---------  --------  ---------  ---  ----  -------  -----  ---------  ------  ----
Enstar Group Ltd.               SHS               G3075P101    4,161      49,200  SH         SOLE         1     49,200
Ingersoll-Rand PLC              SHS               G47791101   12,714     270,000  SH         SOLE         1    270,000
Alcon Inc.                      COM SHS           H01301102   14,412      88,200  SH         SOLE         1     88,200
TYCO International Ltd.         SHS               H89128104    1,295      31,250  SH         SOLE               31,250
A.C. Moore Arts & Crafts Inc.   COM               00086T103      348     138,700  SH         SOLE         1    138,700
Abington Community Bancorp Inc. COM               00350L109    2,386     200,000  SH         SOLE         1    200,000
AbitibiBowater Inc.             COM NEW           003687209    5,877     248,306  SH         SOLE         1    248,306
Airgas Inc.                     COM               009363102    7,495     120,000  SH         SOLE         1    120,000
Alberto Culver Co.              COM               013078100    2,234      60,300  SH         SOLE         1     60,300
American River Bankshares       COM               029326105      829     138,218  SH         SOLE         1    138,218
Arkansas Best Corp.             COM               040790107    7,478     272,720  SH         SOLE         1    272,720
BRT Realty Trust                SH BEN INT NEW    055645303    1,104     154,129  SH         SOLE         1    154,129
Baldor Electric Company         COM               057741100    1,885      29,897  SH         SOLE         1     29,897
Bank of America Corporation     COM               060505104    9,605     720,000  SH         SOLE         1    720,000
Becton, Dickinson & Co.         COM               075887109   13,946     165,000  SH         SOLE         1    165,000
Berkshire Hathaway Inc.         CL A              084670108    3,011          25  SH         SOLE         1         25
Boeing Co.                      COM               097023105    1,305      20,000  SH         SOLE               20,000
Bucyrus International Inc.      COM               118759109    2,235      25,000  SH         SOLE         1     25,000
Builders FirstSource Inc.       COM               12008R107      325     165,222  SH         SOLE         1    165,222
CNO Financial Group Inc.        COM               12621E103   14,393   2,122,814  SH         SOLE         1  2,122,814
Cache, Inc.                     COM NEW           127150308    8,703   1,960,102  SH         SOLE         1  1,960,102
Cape Bancorp Inc.               COM               139209100    1,811     213,000  SH         SOLE         1    213,000
CapitalSource Inc.              DBCV 3.50% 7/1    14055XAD4    2,994   3,000,000  PRN        SOLE         1  3,000,000
CapitalSource Inc.              DBCV 4.00% 7/2    14055XAE2    4,991   5,000,000  PRN        SOLE         1  5,000,000
CapitalSource Inc.              DBCV 7.25% 7/3    14055XAG7    8,050   7,873,000  PRN        SOLE         1  7,873,000
CapitalSource Inc.              COM               14055X102    5,529     778,800  SH         SOLE         1    778,800
Capitol Federal Financial Inc.  COM               14057J101    3,573     300,000  SH         SOLE         1    300,000
Charming Shoppes, Inc.          COM               161133103    6,127   1,725,900  SH         SOLE         1  1,725,900
Chubb Corp.                     COM               171232101    4,175      70,000  SH         SOLE         1     70,000
Citigroup Inc.                  COM               172967101   21,285   4,500,000  SH         SOLE         1  4,500,000
Coca-Cola Enterprises Inc. New  COM               19122T109    8,698     347,500  SH         SOLE         1    347,500
ConocoPhillips                  COM               20825C104   23,597     346,500  SH         SOLE         1    346,500
Cowen Group Inc NEW             CL A              223622101      696     148,372  SH         SOLE         1    148,372
Del Monte Foods Co              COM               24522P103    3,760     200,000  SH         SOLE         1    200,000
Delta Air Lines, Inc.           COM NEW           247361702      325      25,833  SH         SOLE         1     25,833
Destination Maternity Corp.     COM               25065D100   11,379     300,000  SH         SOLE         1    300,000
Duckwall-Alco Stores, Inc.      COM               264142100    3,364     264,919  SH         SOLE         1    264,919
EXCO Resources Inc.             COM               269279402    5,728     294,966  SH         SOLE         1    294,966
Earthlink Inc.                  COM               270321102      175      20,359  SH         SOLE               20,359
Ebay Inc.                       COM               278642103    4,055     145,700  SH         SOLE         1    145,700
Elan  plc                       ADR               284131208    4,985     870,000  SH         SOLE         1    870,000
Encore Cap Group Inc            COM               292554102    4,966     211,754  SH         SOLE         1    211,754
Enzon Pharmaceuticals Inc.      COM               293904108    7,297     600,100  SH         SOLE         1    600,100
Exxon Mobil Corp.               COM               30231G102      877      12,000  SH         SOLE               12,000
Farmer Bros Co.                 COM               307675108    4,129     231,949  SH         SOLE         1    231,949
Forest City Enterprises Inc.    CL A              345550107   16,236     972,800  SH         SOLE         1    972,800
Fox Chase Bancorp Inc.          COM               35137T108    1,898     160,200  SH         SOLE         1    160,200
GAMCO Investors Inc.            COM               361438104    3,754      78,200  SH         SOLE         1     78,200
Gencorp Inc.                    COM               368682100    3,949     763,794  SH         SOLE         1    763,794
Genzyme Corporation             COM               372917104   12,958     182,000  SH         SOLE         1    182,000
Getty Realty Corp.              COM               374297109    1,133      36,218  SH         SOLE               36,218
Goldman Sachs and Company       COM               38141G104    6,726      40,000  SH         SOLE         1     40,000
Granite Construction Inc        COM               387328107    4,776     174,113  SH         SOLE         1    174,113
Great Florida Bk Miami Lakes
  Fla                           CL A              390528107       10      28,469  SH         SOLE               28,469
GulfMark Offshore, Inc.         CL A NEW          402629208   16,784     552,100  SH         SOLE         1    552,100
Gyrodyne Co. America Inc.       COM               403820103    1,274      15,858  SH         SOLE         1     15,858
Harris Corp Del                 COM               413875105    6,116     135,000  SH         SOLE         1    135,000
Heckmann Corp.                  COM               422680108    3,033     603,070  SH         SOLE         1    603,070
Heritage Commerce Corp.         COM               426927109    5,760   1,280,000  SH         SOLE         1  1,280,000
Heritage Oaks Bancorp           COM               42724R107    3,840   1,167,046  SH         SOLE         1  1,167,046
Herley Inds Inc.                COM               427398102    3,988     230,227  SH         SOLE         1    230,227
Hilltop Holdings, Inc.          COM               432748101    2,952     297,600  SH         SOLE         1    297,600
Huntsman Corp.                  COM               447011107    6,244     400,000  SH         SOLE         1    400,000
John Bean Technologies Corp.    COM               477839104    5,180     257,331  SH         SOLE         1    257,331
Johnson & Johnson               COM               478160104    2,783      45,000  SH         SOLE               45,000
Johnson Outdoors Inc.           CL A              479167108    4,766     380,666  SH         SOLE         1    380,666
Kaiser Aluminum Corp.           COM PAR $0.01     483007704   15,167     302,800  SH         SOLE         1    302,800
M & F Worldwide Corp.           COM               552541104    2,206      95,500  SH         SOLE         1     95,500
MVC Capital Inc.                COM               553829102    2,429     166,400  SH         SOLE         1    166,400
Malvern Federal Bancorp, Inc.   COM               561410101    1,498     199,700  SH         SOLE         1    199,700
Marlin Business Services Corp.  COM               571157106    6,735     532,449  SH         SOLE         1    532,449
McAfee Inc.                     COM               579064106    5,789     125,000  SH         SOLE         1    125,000
McGraw Hill Companies Inc.      COM               580645109   16,202     445,000  SH         SOLE         1    445,000
Miller Inds Inc Tenn            COM NEW           600551204    3,802     267,186  SH         SOLE         1    267,186
National Fuel Gas Co N J        COM               636180101    6,477      98,700  SH         SOLE         1     98,700
Newell Rubbermaid Inc.          COM               651229106    4,363     240,000  SH         SOLE         1    240,000
Old Republic Intl Corp.         COM               680223104      287      21,093  SH         SOLE               21,093
OmniAmerican Bancorp Inc        COM               68216R107    4,065     300,000  SH         SOLE         1    300,000
One Liberty Properties Inc      COM               682406103    2,026     121,312  SH         SOLE         1    121,312
Oritani Financial Corp.         COM               68633D103    1,224     100,000  SH         SOLE         1    100,000
Palomar Medical Technologies,
  Inc.                          COM NEW           697529303    2,176     153,106  SH         SOLE         1    153,106
Peapack-Gladstone Financial
  Corp.                         COM               704699107       70       5,329  SH         SOLE                5,329
Penny JC  Inc.                  COM               708160106      969      30,000  SH         SOLE         1     30,000
Pfizer Inc.                     COM               717081103    3,977     227,100  SH         SOLE         1    227,100
Presidential Life Corp.         COM               740884101    1,596     160,700  SH         SOLE         1    160,700
Primoris Services Corp.         COM               74164F103    1,813     190,000  SH         SOLE         1    190,000
Prudential Bancorp Inc. PA      COM               744319104      576      95,200  SH         SOLE         1     95,200
QLT Inc.                        COM               746927102      981     133,893  SH         SOLE         1    133,893
RBC Bearings Inc                COM               75524B104    2,403      61,499  SH         SOLE         1     61,499
Rowan Companies, Inc.           COM               779382100   11,118     318,485  SH         SOLE         1    318,485
Royal Dutch Shell PLC           Spon ADR A        780259206      988      14,800  SH         SOLE               14,800
Ruths Hospitality Group Inc.    COM               783332109   11,825   2,553,977  SH         SOLE         1  2,553,977
S L Industries Inc.             COM               784413106       87       4,964  SH         SOLE                4,964
SLM Corp.                       COM               78442P106    2,069     164,300  SH         SOLE         1    164,300
Safeguard Scientifics, Inc.     COM NEW           786449207    5,346     313,025  SH         SOLE         1    313,025
SeaChange Intl Inc.             COM               811699107    2,155     252,000  SH         SOLE         1    252,000
Sealed Air Corp.                COM               81211K100    5,854     230,000  SH         SOLE         1    230,000
Sears Holdings Corp.            COM               812350106    6,869      93,138  SH         SOLE               93,138
Symetra Financial Corp.         COM               87151Q106   24,523   1,790,000  SH         SOLE         1  1,790,000
Syms Corp.                      COM               871551107    2,288     316,494  SH         SOLE         1    316,494
Synta Pharmaceuticals Corp.     COM               87162T206      753     123,058  SH         SOLE         1    123,058
Tejon Ranch Co.                 COM               879080109   11,137     404,243  SH         SOLE         1    404,243
Transatlantic Hldgs Inc         COM               893521104    4,228      81,900  SH         SOLE         1     81,900
United Therapeutics Corp        COM               91307C102    6,050      95,700  SH         SOLE         1     95,700
Unitrin Inc.                    COM               913275103    3,558     145,000  SH         SOLE         1    145,000
Verifone Systems Inc.           COM               92342Y109    9,640     250,000  SH         SOLE         1    250,000
Verisk Analytics Inc.           CL A              92345Y106      341      10,000  SH         SOLE               10,000
WHX Corp.                       COM PAR $.01 NEW  929248607      367      28,188  SH         SOLE               28,188
Warwick Valley Tel Co           COM               936750108      147      10,568  SH         SOLE               10,568
West Coast Bancorp Ore. New     COM               952145100   24,069   8,535,000  SH         SOLE         1  8,535,000
